Subsidiary Guarantor Information - Supplemental Statement of Comprehensive Income (Detail) - MXN ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Supplemental information [line items]
Net revenues	$ 412,579,540	$ 718,700,884	$ 830,492,936	$ 1,233,830,337
Services income	1,577,316	1,076,640	2,102,903	3,267,716
Total revenues	414,156,856	719,777,524	832,595,839	1,237,098,053
(Impairment) of wells, pipelines, properties, plant and equipment			(66,084,491)	64,128,110
Cost of sales	328,562,776	473,350,048	632,545,139	798,798,083
Gross income	59,646,977	294,214,966	133,966,209	502,428,080
General expenses:
Total general expenses			86,973,820	81,220,863
Other revenues (expenses), net			9,500,100	20,633,468
Operating income	21,516,390	257,389,856	56,492,489	441,840,685
Financing cost, net			(63,767,947)	(71,451,498)
Foreign exchange income (loss), net			230,676,132	81,450,171
Profit sharing in joint ventures and associates	42,013	97,142	151,969	161,148
Income before duties, taxes and other	95,011,704	229,926,772	223,552,643	452,000,506
Total taxes, duties and other			141,393,488	204,351,399
Net income	25,423,379	125,155,406	82,159,155	247,649,107
Total other comprehensive results	(23,999,531)	158,016,547	(52,255,383)	139,236,672
Comprehensive income	$ 1,423,848	$ 283,171,953	29,903,772	386,885,779
Eliminations
Supplemental information [line items]
Net revenues			(669,541,501)	(931,687,998)
Services income			(110,162,204)	(86,945,780)
Total revenues			(779,703,705)	(1,018,633,778)
Cost of sales			(733,559,272)	(981,395,847)
Gross income			(46,144,433)	(37,237,931)
General expenses:
Total general expenses			(45,977,299)	(37,168,849)
Other revenues (expenses), net			170,720	82,442
Operating income			3,586	13,360
Financing cost, net			(3,585)	(13,359)
Profit sharing in joint ventures and associates			(147,196,962)	(327,470,347)
Income before duties, taxes and other			(147,196,961)	(327,470,346)
Net income			(147,196,961)	(327,470,346)
Comprehensive income			(147,196,961)	(327,470,346)
Petróleos Mexicanos
Supplemental information [line items]
Services income			45,035,270	38,006,945
Total revenues			45,035,270	38,006,945
Cost of sales			460,531	557,103
Gross income			44,574,739	37,449,842
General expenses:
Total general expenses			38,149,619	35,617,276
Other revenues (expenses), net			632,971	(139,960)
Operating income			7,058,091	1,692,606
Financing cost, net			(29,017,169)	(20,819,565)
Foreign exchange income (loss), net			(10,448,807)	(2,072,184)
Profit sharing in joint ventures and associates			113,450,915	267,989,641
Income before duties, taxes and other			81,043,030	246,790,498
Total taxes, duties and other			(1,147,993)	(1,126,984)
Net income			82,191,023	247,917,482
Total other comprehensive results				35,179,430
Comprehensive income			82,191,023	283,096,912
Subsidiary guarantors
Supplemental information [line items]
Net revenues			964,612,744	1,443,712,261
Services income			58,406,395	45,227,103
Total revenues			1,023,019,139	1,488,939,364
(Impairment) of wells, pipelines, properties, plant and equipment			(66,084,491)	63,845,672
Cost of sales			842,537,312	1,077,349,334
Gross income			114,397,336	475,435,702
General expenses:
Total general expenses			89,782,055	76,863,490
Other revenues (expenses), net			6,831,617	4,115,267
Operating income			31,446,898	402,687,479
Financing cost, net			(31,880,276)	(45,890,002)
Foreign exchange income (loss), net			236,709,116	82,984,658
Profit sharing in joint ventures and associates			2,500,777	(63,898)
Income before duties, taxes and other			238,776,515	439,718,237
Total taxes, duties and other			141,775,172	206,112,571
Net income			97,001,343	233,605,666
Total other comprehensive results				123,195,199
Comprehensive income			97,001,343	356,800,865
Non-guarantor subsidiaries
Supplemental information [line items]
Net revenues			535,421,693	721,806,074
Services income			8,823,442	6,979,448
Total revenues			544,245,135	728,785,522
(Impairment) of wells, pipelines, properties, plant and equipment				282,438
Cost of sales			523,106,568	702,287,493
Gross income			21,138,567	26,780,467
General expenses:
Total general expenses			5,019,445	5,908,946
Other revenues (expenses), net			1,864,792	16,575,719
Operating income			17,983,914	37,447,240
Financing cost, net			(2,866,917)	(4,728,572)
Foreign exchange income (loss), net			4,415,823	537,697
Profit sharing in joint ventures and associates			31,397,239	59,705,752
Income before duties, taxes and other			50,930,059	92,962,117
Total taxes, duties and other			766,309	(634,188)
Net income			50,163,750	93,596,305
Total other comprehensive results			(52,255,383)	(19,137,957)
Comprehensive income			$ (2,091,633)	$ 74,458,348